Income and Partnership Taxes Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			13 Months Ended
	Dec. 31, 2016	Sep. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Income Tax [Line Items]
Provision for taxes		$ 100	$ (1,112)	$ (71,418)	$ (22,192)
Provision for the PTP tax			11,100	11,400	11,700
Provision (benefit) pertaining to corporate subsidiaries			$ (9,998)	60,019	10,473
U.S. federal statutory income tax rate			35.00%
Deferred tax liabilities	$ (33,900)
Valuation allowance, amount	(4,207)		$ (4,088)	(4,207)
Foreign tax credit carryforwards available for U.S. federal income tax purposes	7,679		8,654	7,679
Valuation allowance			(119)	(1,473)	0
Change in U.S. tax law			(54,171)	7,366	0
Tax Cuts and Jobs Act of 2017,deferred tax asset, existing income tax expense (benefit)			1,100	7,400
Tax Cuts and Jobs Act of 2017, income tax expense (benefit)			6,100
Tax Cuts and Jobs Act of 2017, deferred tax liability, existing income tax expense (benefit)			49,200
Tax attribute carryforwards	1,987		2,016	1,987
Deferred income tax adjustment related to Canadian disregarded entity	33,900			33,945
Deferred tax liabilities, OCI			(3,200)
Deferred tax assets, other comprehensive loss	3,000			3,000
Unrecognized tax benefits	$ 900		700	$ 900	$ 1,100
Interest on income taxes accrued			300
Income tax penalties accrued			$ 100
Scenario, Forecast [Member]
Income Tax [Line Items]
U.S. federal statutory income tax rate						31.80%